Contract liabilities (Tables)	12 Months Ended
Jun. 30, 2025
Contract liabilities [abstract]
Summary of contract liabilities
Contract liabilities as at June 30, 2025, and June 30, 2024 are below:

$
Opening balance, July 1, 2023	14,551
Revenue deferred during the year	38,500
Deferred revenue recognized as revenue during the year	(40,397)
Ending balance, June 30, 2024	12,654
Revenue deferred during the year	36,627
Deferred revenue recognized as revenue during the year	(39,549)
Ending balance, June 30, 2025	9,732

Contract liabilities - Current	7,037
Contract liabilities - Non-current	2,695
9,732